            T H E  P A T R I O T
            -----------------------------------------------
            S E N T R Y  V A R I A B L E  A C C O U N T  I






                       [SENTRY LOGO]  SENTRY LIFE INSURANCE
                                        COMPANY OF NEW YORK








                            A N N U A L  R E P O R T
                           -------------------------
                           D E C E M B E R  31, 2000

   A flexible premium deferred variable annuity funded by T. Rowe Price Fixed
      Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price
            International Series, Inc., and Janus Aspen Series 32-95

                                                               February 15, 2001

Dear Contract Owner:

During 2000, changes were made to the investment managers and investment portfolios offered with your variable contract.

On January 7, 2000, four investment portfolios managed by T. Rowe Price and Associates, Inc., and Janus Capital Corporation were substituted for the existing Neuberger Berman Advisers Management Trust, Inc. portfolios.

On May 1, 2000, the number of investment portfolios available with your variable contract was expanded from four to ten. The investment portfolios now available are:

Janus Aspen Series Institutional Shares
  -  Growth Portfolio

  -  Aggressive Growth Portfolio

  -  Capital Appreciation Portfolio

  -  Worldwide Portfolio

  -  Balanced Portfolio

T. Rowe Price Fixed Income Series, Inc.
  -  T. Rowe Price Prime Reserve Portfolio
  -  T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Equity Series, Inc.
  -  T. Rowe Equity Income Portfolio
  -  T. Rowe Price Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.
  -  T. Rowe Price International Stock Portfolio

This expansion allows you more choices and a greater opportunity to diversify your contract values. You may make transfers as you wish among the new portfolios without charge. To initiate a transfer, make a written request or call (800) 533-7827 to authorize a telephone transfer.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,



/S/ Harold A. Rice

Harold A. Rice, President and Chief Operating Officer
Sentry Life Insurance Company of New York











The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                            SENTRY VARIABLE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000



ASSETS:

Investments at market value:

  Janus Aspen Series, Inc.:

    Aspen Growth Portfolio, 633 shares (cost $20,013)                                    $   16,756

    Aspen Aggressive Growth Portfolio, 33,628 shares (cost $1,894,083)                    1,220,689

    Aspen Capital Appreciation Portfolio, 612 shares (cost $20,085)                          16,405

    Aspen Worldwide Growth Portfolio, 235 shares (cost $10,014)                               8,707

  T. Rowe Price Fixed Income Series, Inc.:

    Prime Reserve Portfolio, 69,892 shares (cost $69,892)                                    69,892

    Limited Term Bond Portfolio, 17,661 shares (cost $84,451)                                87,071

  T. Rowe Price Equity Series, Inc.:

    Personal Strategy Balanced Portfolio, 22,500 shares (cost $355,705)                     349,648
                                                                                         ----------

     Total assets                                                                         1,769,168

LIABILITIES:

Dividends payable                                                                               105

Accrued expenses                                                                              3,058
                                                                                         ----------

NET ASSETS                                                                               $1,766,005
                                                                                         ==========



   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I
STATEMENTS OF OPERATIONS


                                                                         For the Years ended December 31,
                                                          ------------------------------------------------------------
                                                                 T. Rowe Price                   T. Rowe Price
                                                               Prime Reserve(*)                Limited Term Bond(*)
                                                          ------------------------          --------------------------
                                                            2000             1999             2000              1999
                                                          -------          -------          -------           -------
Investment Income:
  Dividends                                               $ 4,116          $ 4,437          $ 4,969           $ 5,438
Expenses:
  Mortality and expense risk charges                          762            1,288              940             1,137
                                                          -------          -------          -------           -------
Net investment income (loss)                                3,354            3,149            4,029             4,301
                                                          -------          -------          -------           -------
Realized gains (losses) on investments:
  Realized net investment gain (loss)                          --               --           (2,597)             (232)
  Capital gain distributions received                          --               --               --                --
                                                          -------          -------          -------           -------
  Realized gain (loss) on investments and
    capital gain distributions, net                            --               --           (2,597)             (232)
Unrealized appreciation (depreciation), net                    --               --            5,175            (3,810)
                                                          -------          -------          -------           -------
Net increase (decrease) in net assets
  from operations                                         $ 3,354          $ 3,149          $ 6,607           $   259
                                                          =======          =======          =======           =======


                                                                         For the Years ended December 31,
                                                       --------------------------------------------------------------------
                                                                  Janus Aspen                        T. Rowe Price
                                                              Aggressive Growth(*)            Personal Strategy Balanced(*)
                                                       ------------------------------        ------------------------------
                                                            2000               1999               2000               1999
                                                       -----------        -----------        -----------        -----------
Investment Income:
  Dividends                                            $   108,421        $        --        $    10,200        $     4,547
Expenses:
  Mortality and expense risk charges                        20,241             18,088              3,573              3,477
                                                       -----------        -----------        -----------        -----------
Net investment income (loss)                                88,180            (18,088)             6,627              1,070
                                                       -----------        -----------        -----------        -----------
Realized gains (losses) on investments:
  Realized net investment gain (loss)                      673,999             21,476             76,970
                                                                                                                     (1,779)
  Capital gain distributions received                      109,652             77,878             17,601              6,736
                                                       -----------        -----------        -----------        -----------
  Realized gain (loss) on investments and
    capital gain distributions, net                        783,651             99,354             94,571              4,957
Unrealized appreciation (depreciation), net             (1,432,047)           597,726            (93,293)            74,630
                                                       ===========        ===========        ===========        ===========
Net increase (decrease) in net assets
  from operations                                      $  (560,216)       $   678,992        $     7,905        $    80,657
                                                       ===========        ===========        ===========        ===========

 (*)Portfolios were substituted on January 7, 2000. See Note 1 to the financial statements.

   The accompanying notes are an integral part of these financial statements


     For the Period May 1, 2000 through December 31, 2000
     ----------------------------------------------------
                         Janus Aspen    Janus Aspen
         Janus Aspen       Capital       Worldwide
           Growth       Appreciation      Growth
     ---------------    ------------    -----------------
            2000            2000           2000
     ---------------    ------------    -----------------
           $    13        $     84       $      14

                48              47              26
           -------        --------       ---------
               (35)             37             (12)
           -------        --------       ---------
                --              --              --
                --              --              --
           -------        --------       ---------
                --              --              --
            (3,256)         (3,680)         (1,307)
           -------        --------       ---------
           $(3,291)       $ (3,643)      $  (1,319)
           =======        ========       =========

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS



                                                                              For the Years ended December 31,
                                                              ------------------------------------------------------------------
                                                                        T. Rowe Price                     T. Rowe Price
                                                                       Prime Reserve(*)                 Limited Term Bond(*)
                                                              -----------------------------       ------------------------------
                                                                  2000               1999            2000               1999
                                                              -----------       -----------       -----------       ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                $     3,354       $     3,149       $     4,029       $     4,301
  Realized gains (losses)                                              --                --            (2,597)             (232)
  Unrealized appreciation (depreciation), net                          --                --             5,175            (3,810)
                                                              -----------       -----------       -----------       -----------
Net increase (decrease) in net assets
  from operations:                                                  3,354             3,149             6,607               259
                                                              -----------       -----------       -----------       -----------
Contract transactions:
  Purchase payments                                                 6,985             7,917                --                --
  Transfers between subaccounts, net                              (21,402)          (12,000)               --                --
  Withdrawals                                                     (17,000)          (20,889)          (10,605)          (11,492)
  Contract maintenance fees                                          (139)             (206)              (69)             (108)
  Surrender charges                                                    --              (133)               (5)              (82)
                                                              -----------       -----------       -----------       -----------
Net increase (decrease) in net assets
  derived from contract transactions                              (31,556)          (25,311)           10,679           (11,682)
                                                              -----------       -----------       -----------       -----------
Total increase (decrease) in net assets                           (28,202)          (22,162)           (4,072)          (11,423)
Net assets at beginning of year                                    97,304           119,466            90,167           101,590
                                                              -----------       -----------       -----------       -----------
Net assets at end of year                                     $    69,102       $    97,304       $    86,095       $    90,167
                                                              ===========       ===========       ===========       ===========


                                                                              For the Years ended December 31,
                                                              ------------------------------------------------------------------
                                                                        Janus Aspen                       T. Rowe Price
                                                                    Aggressive Growth(*)           Personal Strategy Balanced(*)
                                                              -----------------------------       ------------------------------
                                                                  2000               1999            2000               1999
                                                              -----------       -----------       -----------       ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                $    88,180       $   (18,088)      $     6,627       $     1,070
  Realized gains (losses)                                         783,651            99,354            94,571             4,957
  Unrealized appreciation (depreciation), net                  (1,432,047)          597,726           (93,293)           74,630
                                                              -----------       -----------       -----------       -----------
Net increase (decrease) in net assets
  from operations                                                (560,216)          678,992             7,905            80,657
                                                              -----------       -----------       -----------       -----------
Contract transactions:
  Purchase payments                                                15,558            12,130            10,580            10,295
  Transfers between subaccounts, net                              (38,021)           12,000             9,423                --
  Withdrawals                                                    (265,722)         (111,042)           (8,910)          (54,422)
  Contract maintenance fees                                        (1,338)           (1,525)             (524)             (531)
  Surrender charges                                                  (155)             (299)              (36)             (465)
                                                              -----------       -----------       -----------       -----------
Net increase (decrease) in net assets
  derived from contract transactions                             (289,678)          (88,736)           10,533           (45,123)
                                                              -----------       -----------       -----------       -----------
Total increase (decrease) in net assets                          (849,894)          590,256            18,438            35,534
Net assets at beginning of year                                 2,069,801         1,479,545           330,716           295,182
                                                              -----------       -----------       -----------       -----------
Net assets at end of year                                     $ 1,219,907       $ 2,069,801       $   349,154       $   330,716
                                                              ===========       ===========       ===========       ===========


(*)Portfolios were substituted on January 7, 2000. See Note 1 to the financial statements.

The accompanying notes are an integral part of these financial statements



     For the Period May 1, 2000 through December 31, 2000
     ----------------------------------------------------
                         Janus Aspen       Janus Aspen
         Janus Aspen       Capital          Worldwide
           Growth       Appreciation         Growth
     ---------------    ------------    -----------------
            2000            2000              2000
     ---------------    ------------    -----------------

         $    (35)       $     37          $    (12)
               --              --                --
           (3,256)         (3,680)           (1,307)
         --------        --------          --------

           (3,291)         (3,643)           (1,319)
         --------        --------          --------

               --              --                --
           20,000          20,000            10,000
               --              --                --
               --              --                --
               --              --                --
         --------        --------          --------

           20,000          20,000            10,000
         --------        --------          --------
           16,709          16,357             8,681
               --              --                --
         --------        --------          --------
         $ 16,709        $ 16,357          $  8,681
         ========        ========          ========

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 and 1999

1. ORGANIZATION AND CONTRACTS
   The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   Prior to January 7, 2000, all assets of each subaccount of the Variable Account were invested in shares of corresponding portfolios of the Neuberger Berman Advisers Management Trust (Trust). On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of the Trust (the "Substitution") as follows:


    From these Portfolios:             Into these Portfolios:
    ----------------------             ----------------------
    AMT Liquid Asset Portfolio         T. Rowe Price Prime Reserve Portfolio
    AMT Limited Maturity Portfolio     T.Rowe Price Limited Term Bond Portfolio
    AMT Balanced Portfolio             T. Rowe Price Personal Strategy Balanced Portfolio
    AMT Growth Portfolio               Janus Aspen Series Aggressive Growth Portfolio

   The substitution had no effect on a subaccount's unit value or number of units outstanding. The new subaccount name is reflected in the Statements of Operations and Statements of Changes in Net Assets for periods prior to the substitution, although the investment activity relates to the Portfolios in place during these periods.

   On May 1, 2000, the Company began offering six additional subaccounts with related Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:


    T. Rowe Price Equity Series, Inc.              Janus Aspen Series
    ---------------------------------              ------------------
      T. Rowe Price Equity Income Portfolio         Balanced Portfolio
                                                    Growth Portfolio
    T. Rowe Price International Series, Inc.        Capital Appreciation Portfolio
    ----------------------------------------        Worldwide Growth Portfolio
      T. Rowe Price International Stock Portfolio

   The Trust and the Portfolios (collectively the Funds) are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in shares of the Funds are valued at the Funds' offering and redemption price per share.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

December 31, 2000 and 1999

3. EXPENSES

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $3,058 at December 31, 2000.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

4. NET ASSETS

   At December 31, 2000 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:


                                                        ACCUMULATION     ACCUMULATION
                                                            UNITS         UNIT VALUE           VALUE
                                                        ------------     ------------      -----------
   Janus Aspen Growth Portfolio                             2,061         $      8.11      $    16,709
   Janus Aspen Aggressive Growth Portfolio                 20,864               58.47        1,219,907
   Janus Aspen Capital Appreciation Portfolio               2,073                7.89           16,357
   Janus Aspen Worldwide Growth Portfolio                   1,083                8.02            8,681
   T. Rowe Price Prime Reserve Portfolio                    3,561               19.41           69,102
   T. Rowe Price Limited Term Bond Portfolio                3,172               27.14           86,095
   T. Rowe Price Personal Strategy Balanced Portfolio      11,453               30.49          349,154
                                                                                           -----------
    Total net assets                                                                       $ 1,766,005
                                                                                           ===========

   At December 31, 2000 significant concentrations of ownership were as follows:


                                                       NUMBER OF
                                                    CONTRACT OWNERS   PERCENTAGE OWNED
                                                    ---------------   ----------------
   Janus Aspen Growth Portfolio                            1               100.0
   Janus Aspen Aggressive Growth Portfolio                 1                27.7
   Janus Aspen Capital Appreciation Portfolio              1               100.0
   Janus Aspen Worldwide Growth Portfolio                  1               100.0
   T. Rowe Price Prime Reserve Portfolio                   4                89.9
   T. Rowe Price Limited Term Bond Portfolio               4                89.6
   T. Rowe Price Personal Strategy Balance Portfolio       1                15.6

December 31, 2000 and 1999

5. PURCHASES AND SALES OF SECURITIES

   In 2000, purchases and proceeds on sales of the Funds' shares were as follows:


                                                                           PROCEEDS
                                                            PURCHASES      ON SALES
                                                           -----------   -----------
   Janus Aspen Growth Portfolio                            $    20,013   $        --
   Janus Aspen Aggressive Growth Portfolio                   2,237,425     2,328,682
   Janus Aspen Capital Appreciation Portfolio                   20,085            --
   Janus Aspen Worldwide Growth Portfolio                       10,014            --
   T. Rowe Price Prime Reserve Portfolio                       108,913       136,783
   T. Rowe Price Limited Term Bond Portfolio                    95,111       101,164
   T. Rowe Price Personal Strategy Balanced Portfolio          366,142       331,115
                                                           -----------   -----------
     Total                                                 $ 2,857,703   $ 2,897,744
                                                           ===========   ===========

   In 1999, purchases and proceeds on sales of the Trust's shares were as follows:


                                                                           PROCEEDS
                                                            PURCHASES      ON SALES
                                                           -----------   -----------
   Neuberger Berman Advisers Management Trust:
   Liquid Asset Portfolio                                  $    12,702   $    34,533
   Growth Portfolio                                            102,304       131,158
   Limited Maturity Bond Portfolio                               5,438        12,678
   Balanced Portfolio                                           22,333        60,181
                                                           -----------   -----------
     Total                                                 $   142,777   $   238,550
                                                           ===========   ===========

                        REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY OF NEW YORK
    AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE ACCOUNT I:

In our opinion, the accompanying combined statement of assets and liabilities and the related separate statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and the Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, and T. Rowe Price Personal Strategy Balanced Portfolio thereof, at December 31, 2000, and the results of each of their operations and changes in each of their net assets for each of the two years in the period then ended, or for the period May 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000, by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Milwaukee, Wisconsin
February 9, 2001

[SENTRY LIFE INSURANCE COMPANY LOGO]
COMPANY OF NEW YORK

220 Salina Meadows Parkway
Syracuse, NY 13212